Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	The Board approves with the recommendation of the Compensation Committee to grant equity awards based on performance. The Board has not established policies and practices (whether written or otherwise) regarding the timing of option grants or other awards in relation to the release of material non-public information (“MNPI”) and does not take MNPI into account when determining the timing and terms of stock option or other equity awards to executive officers. The Company does not time the disclosure of MNPI, whether positive or negative, for the purpose of affecting the value of executive compensation.
Award Timing, How MNPI Considered [Text Block]	The Board has not established policies and practices (whether written or otherwise) regarding the timing of option grants or other awards in relation to the release of material non-public information (“MNPI”) and does not take MNPI into account when determining the timing and terms of stock option or other equity awards to executive officers.
MNPI Disclosure Timed for Compensation Value [Flag]	false